Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2018
Short Term Investments [Abstract]
Short-term Investments

During the years ended December 31, 2018, 2017 and 2016, the Company recorded interest income from its short-term investments of $ 47, $nil and $nil in the consolidated statements of comprehensive income, respectively.

	December 31,
	2018	2017
Short-term Investments	$18,908	$—